--------------------------------------------------------------------------------
                               66TH Annual Report

                                    Seligman
                                     Common
                                     Stock
                                   Fund, Inc.


                               December 31, 1995
                                     [logo]
--------------------------------------------------------------------------------
                            A Growth and Income Fund
                              Established in 1930

                       Seligman Financial Services, Inc.
                                an affiliate of
                                     [logo]
                             J. & W. Seligman & Co.
                                  incorporated
                                established 1864

                      100 Park Avenue, New York, NY 10017
This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Common Stock Fund, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.
                                                                     EQCS2 12/95

================================================================================
SELIGMAN COMMON STOCK FUND
--------------------------------------------------------------------------------


A mutual fund that seeks to
produce favorable current
income and long-term growth of
both income and capital value without
exposing capital to undue risk.




HIGHLIGHTS OF 1995
--------------------------------------------------------------------------------

                                                                 DECEMBER 31, 1995                DECEMBER 31, 1994
                                                         ---------------------------     -----------------------------
                                                              CLASS A        CLASS D           CLASS A        CLASS D
----------------------------------------------------------------------------------------------------------------------

Net Assets (in thousands)..............................      $614,400        $46,564          $510,956        $14,416
----------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share..............................        $14.19         $14.16            $12.12         $12.07
  With December 1995 Gain Distribution
    Taken in Shares....................................         15.14          15.11                --             --
  Increase in Net Asset Value with Gain
    Distribution Taken in Shares (1) ..................         24.92%         25.19%               --             --
----------------------------------------------------------------------------------------------------------------------
Dividends Paid per Share...............................         $0.36         $0.218             $0.37          $0.23

  With December 1994 Gain Distribution
     Taken in Shares...................................          0.38          0.231                --             --
Distribution of Realized Gain per Share................         0.944          0.944              0.72           0.72
----------------------------------------------------------------------------------------------------------------------
Total Expenses per Dollar of
  Average Net Assets...................................       $0.0093        $0.0172        $0.0085         $0.0196

(1)      Excluding effect of dividends paid.

================================================================================
TO THE SHAREHOLDERS
--------------------------------------------------------------------------------


Your Fund performed favorably during the past year, though its performance trailed the Standard & Poor's 500 Composite Stock Price Index (S&P 500). The S&P 500's total return was driven by better-than-average advances by the companies with the largest market capitalizations, and therefore heaviest weightings, in the Index. The S&P 500 outperformed more than 87% of the US equity funds. Long-term performance results and an interview with your Portfolio Managers begin on page 3.
     On December 27, your Fund paid a $0.10 per share dividend to Class A shareholders of record December 21, and a $0.057 dividend to Class D shareholders. For both Class A and D shares, net realized gain per share from investment transactions for the year totaled $1.19. Net unrealized gain per share totaled $3.69 at December 31. A realized gain distribution of $0.944 was paid on December 27 to shareholders of record December 21.
     The US equity markets had a banner year. After a pessimistic start, many factors including low inflation, falling interest rates, and strong corporate earnings paved the way for a memorable year.
     Overall, the market indices tell the best story. The S&P 500, which had its second best gain since 1957, was up 34.11%, and other indices such as the New York Stock Exchange Composite and the Wilshire 5000 were up 30% or more for the year. The leading market indices have only twice, since the end of World War II, risen more than 1995's powerful advance.
     The equity markets, however, did teeter towards the end of the year due to the Federal budget stalemate between the White House and Congress, which brought on fears of higher inflation and interest rates. Nevertheless, the deadlock in Washington did not deter the Federal Reserve Board from lowering short-term interest rates on December 19 -- a move that quickly rejuvenated the equity markets.
     Looking forward, the slowing economy, the budget negotiations, and the 1996 Presidential election are a few of the factors that may create somewhat more volatile markets in the year ahead. We remain optimistic about your Fund's performance and will continue to search for, and invest in, those companies that can sustain earnings growth in a challenging and competitive global business environment -- a strategy we believe is key to investment performance.
     A Special Meeting of Shareholders was held on December 12, at which several proposals were voted on. The results of the Special Meeting appear on page 21.
     We thank you for your continued investment in Seligman Common Stock Fund, and look forward to serving your investment needs in 1996 and the years ahead.

By order of the Board of Directors,

/S/ William C. Morris


William C. Morris
Chairman


                         /s/ Brian T. Zino


                         Brian T. Zino
                         President

February 2, 1996

================================================================================
ANNUAL PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------


The following are biographies of your Portfolio Managers, a discussion with them regarding Seligman Common Stock Fund, and a comparison chart and table of your Fund's performance against the Standard & Poor's 500 Composite Stock Price Index and the Lipper Growth and Income Fund Average.


YOUR PORTFOLIO MANAGERS

-----------------------     CHARLES C. SMITH, JR. is a Managing Director of J. &
                            W.  Seligman  &  Co.   Incorporated   and  has  been
                            Portfolio  Manager  of  Seligman  Common  Stock Fund
                            since  December  1991.  Mr. Smith is also  Portfolio
                            Manager of Seligman Income Fund and  Tri-Continental
                            Corporation.   In   addition,   Mr.  Smith  is  Vice
                            President of Seligman Portfolios, Inc. and Portfolio
                            Manager of its Common  Stock and Income  portfolios.
                            Mr. Smith joined Seligman in 1985 as Vice President,
                            Investment  Officer.  He was promoted to Senior Vice
                            President, Senior Investment Officer in August 1992,
         PHOTO              and to Managing  Director in January 1994. STACEY G.
                            NAVIN,  Vice  President  of J. & W.  Seligman  & Co.
                            Incorporated,   has  been  Co-Portfolio  Manager  of
                            Seligman  Common Stock Fund and Seligman Income Fund
                            since December  1991.  Ms. Navin joined  Seligman in
                            1986 as a research  analyst  and  assumed  portfolio
                            management  responsibilities  in 1988. Mr. Smith and
                            Ms.  Navin are  supported  by a group of  investment
                            professionals  dedicated  to the  growth  and income
                            investment  discipline,  and  to the  objectives  of
-----------------------     Seligman Common Stock Fund.

IAIN C. CLARK, Chief Investment Officer of Seligman Henderson Co., is responsible for the investment activities of Seligman Common Stock Fund's
Subadviser,  Seligman  Henderson  Co.  Mr.  Clark is also head of  International
Investments for, and a Director of, Henderson Administration Group plc, an investment manager in London, England. He has been with Henderson since 1985.


YOUR MANAGERS' INVESTMENT STRATEGY
"OUR DECISION TO MODESTLY OVERWEIGHT FINANCIAL STOCKS, BASED ON OUR EXPECTATION FOR A DECLINE IN INTEREST RATES IN 1995, CONTRIBUTED GREATLY TO YOUR FUND'S STRONG PERFORMANCE. WE CONTINUE TO REMAIN BROADLY DIVERSIFIED IN OUR STOCK SELECTION. WHILE A STRATEGY OF BETTING HEAVILY ON INDIVIDUAL SECTORS MIGHT HAVE IMPROVED NEAR-TERM PERFORMANCE, WE BELIEVE IT WOULD HAVE LOWERED CURRENT INCOME AND JEOPARDIZED YOUR FUND'S 52-YEAR RECORD OF INCREASING INCOME FOR SHAREHOLDERS WHO REINVEST THEIR CAPITAL GAIN DISTRIBUTIONS.

"AS PART OF YOUR FUND'S INVESTMENT POLICY, IT MAY INVEST UP TO 10% OF ASSETS IN INTERNATIONAL EQUITIES. BY INVESTING INTERNATIONALLY, SELIGMAN COMMON STOCK FUND HAS THE ABILITY TO PARTICIPATE IN NON-US MARKETS, THUS SEEKING TO ACHIEVE GREATER PORTFOLIO DIVERSIFICATION WITH LESS OVERALL RISK. HOWEVER, IN PERIODS WHEN INTERNATIONAL MARKETS LAG THE US MARKETS, SUCH AS 1995, INTERNATIONAL EXPOSURE CAN DAMPEN OVERALL INVESTMENT RESULTS."

================================================================================
ANNUAL PERFORMANCE OVERVIEW (continued)
--------------------------------------------------------------------------------



ECONOMIC FACTORS AFFECTING SELIGMAN COMMON STOCK FUND
"STABLE ECONOMIC GROWTH IN THE US, COUPLED WITH DECLINING INTEREST RATES, PROVIDED A POSITIVE BACKDROP FOR STRONG PERFORMANCE BY FINANCIAL MARKETS IN 1995. ALSO, THE CONTINUATION OF LOW INFLATION BENEFITED BOTH STOCKS AND BONDS, WHICH MADE THESE INVESTMENTS MORE ATTRACTIVE RELATIVE TO REAL ASSETS SUCH AS GOLD OR REAL ESTATE."



INDIVIDUAL SECTOR PERFORMANCE
"ALMOST EVERY INDUSTRY GROUP ENDED 1995 WITH STRONG RESULTS. FINANCIAL AND TECHNOLOGY SECTORS ENJOYED PARTICULARLY GOOD PERFORMANCE, AND CONSUMER STOCKS REBOUNDED FROM THEIR DEPRESSED LEVELS OF 1994. EXAMPLES OF COMPANIES IN YOUR PORTFOLIO THAT SHOWED STRONG GAINS IN 1995 WERE FEDERAL NATIONAL MORTGAGE ASSOCIATION, BANK OF NEW YORK, AMERICAN HOME PRODUCTS, AND PEPSICO. ON THE OTHER HAND, RETAIL ISSUES SUCH AS MAY DEPARTMENT STORES CONTINUED TO LAG AS CONSUMER SPENDING REMAINED WEAK."


OUTLOOK FOR THE YEAR AHEAD
"WE BELIEVE THAT CONTINUED LOW INFLATION AND MODEST ECONOMIC GROWTH SHOULD PROVIDE A POSITIVE ENVIRONMENT FOR INVESTORS IN 1996. STOCK SELECTION, THOUGH, WILL BE AN IMPORTANT FACTOR IN PERFORMANCE. WE ARE COMMITTED TO THE MAINTENANCE OF A BROADLY DIVERSIFIED PORTFOLIO, FOCUSING ON COMPANIES WITH REASONABLE CURRENT INCOME, AND GOOD EARNINGS AND DIVIDEND GROWTH PROSPECTS. FURTHER, INTERNATIONAL INVESTMENTS SHOULD BE A POSITIVE FACTOR AS THE YEAR PROGRESSES IF FOREIGN MONETARY AUTHORITIES LOWER INTEREST RATES ABROAD."

================================================================================
PERFORMANCE COMPARISON CHART AND TABLE                         December 31, 1995
--------------------------------------------------------------------------------


This chart compares a $10,000 hypothetical investment made in Seligman Common Stock Fund Class A shares, with and without the maximum initial sales charge of 4.75%, for the 10-year period ended December 31, 1995, to a $10,000 hypothetical investment made in the Standard & Poor's 500 Composite Stock Price Index (S&P
500) and the Lipper Growth & Income Fund Average (Lipper Growth & Income) for the same period. The performance of Seligman Common Stock Fund Class D shares is not shown in this chart, but is included in the table below. It is important to keep in mind that the S&P 500 excludes the effect of any fees or sales charges, and the Lipper Growth & Income excludes the effects of any sales charges.

[THE FIGURES IN THE FOLLOWING TABLE APPEAR IN THE FORM OF A LINE CHART IN THE PRINTED REPORT]
          Common Stock Fund    Common Stock Fund     Lipper Growth     S&P Stock
Date       with sales load     without sales load    & Income Index      Index
----      -----------------    ------------------    --------------    ---------
12/31/85      9,525.75             10,000.01         10,000            10,000
3/31/86       11,234.95            11,794.3          11,384            11,410.50
6/30/86       11,947.12            12,541.93         11,884.9          12,083.03
9/30/86       10,942.97            11,487.78         11,199.14         11,240.12
12/31/86      11,625.63            12,204.43         11,633.66         11,866.53
3/31/87       13,791.71            14,478.37         13,598.59         14,400.28
6/30/87       13,988.42            14,684.88         13,995.67         15,123.17
9/30/87       14,551.05            15,275.53         14,699.65         16,120.85
12/31/87      11,650.17            12,230.23         11,903.78         12,489.63
3/31/88       12,235.00            12,844.52         12,757.28         13,200.78
6/30/88       12,872.41            13,513.33         13,474.24         14,079.96
9/30/88       12,744.91            13,379.48         13,516.01         14,127.69
12/31/88      12,824.35            13,462.88         13,784.98         14,563.81
3/31/89       13,563.69            14,239.02         14,672.73         15,596.38
6/30/89       14,351.48            15,066.03         15,714.49         16,973.08
9/30/89       15,760.93            16,545.65         17,064.37         18,790.72
12/31/89      16,257.74            17,067.2          17,057.54         19,178.56
3/31/90       16,099.58            16,901.17         16,643.04         18,601.67
6/30/90       17,104.12            17,955.73         17,488.51         19,771.90
9/30/90       14,120.69            14,823.75         15,211.51         17,054.65
12/31/90      15,625.54            16,403.53         16,326.51         18,583.43
3/31/91       18,190.49            19,096.19         18,675.89         21,282.86
6/30/91       17,818.44            18,705.62         18,597.45         21,234.12
9/30/91       19,195.20            20,150.93         19,637.05         22,369.72
12/31/91      20,302.46            21,313.32         21,048.96         24,245.20
3/31/92       20,641.88            21,669.64         21,059.48         23,632.77
6/30/92       20,790.31            21,825.46         21,059.28         24,082.26
9/30/92       21,349.23            22,412.2          21,647.98         24,841.58
12/31/92      22,507.59            23,628.23         22,944.69         26,092.60
3/31/93       23,599.71            24,774.74         24,011.62         27,232.06
6/30/93       24,167.66            25,370.98         24,225.32         27,364.68
9/30/93       24,774.93            26,008.49         25,097.44         28,072.06
12/31/93      25,850.87            27,137.98         25,674.68         28,722.49
3/31/94       24,637.03            25,863.7          24,886.46         27,633.33
6/30/94       24,767.41            26,000.58         24,804.34         27,749.67
9/30/94       25,740.93            27,022.58         25,875.34         29,106.35
12/31/94      25,362.51            26,625.3          25,469.63         29,101.69
3/31/95       27,520.64            28,890.88         27,502.11         31,935.32
6/30/95       29,521.53            30,991.41         29,732.53         34,983.87
9/30/95       31,387.40            32,950.19         31,858.41         37,764.04
12/31/95      32,507.18            34,125.72         33,301.59         40,037.43

The table below shows the average annual total returns for the one-, five-, and 10-year periods through December 31, 1995, for the Seligman Common Stock Fund Class A shares, with and without the maximum initial sales charge of 4.75%, the S&P 500, and the Lipper Growth & Income. Also included in the table are the average annual total returns for the one-year and since-inception periods through December 31, 1995, for the Seligman Common Stock Fund Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, the S&P 500, and the Lipper Growth & Income.

AVERAGE ANNUAL TOTAL RETURNS
                                          ONE         FIVE        10
                                          YEAR        YEARS      YEARS
                                          ----        -----      -----
Seligman Common Stock Fund
  Class A with sales charge ...........   22.12%      14.65%     12.51%
  Class A without sales charge ........   28.17       15.78      13.06
S&P 500 ...............................   37.58       16.59      14.86
Lipper Growth & Income ................   30.75       15.32      12.78

                                                      SINCE
                                          ONE       INCEPTION
                                          YEAR        5/3/93
                                          ----        ------
Seligman Common Stock Fund
  Class D with CDSL ...................   26.17%        n/a
  Class D without CDSL ................   27.17       11.69%
S&P 500 ...............................   37.58       16.62*
Lipper Growth & Income ................   30.75       13.78*

*From 4/30/93

No adjustment was made to performance for periods prior to January 1, 1993, the commencement date for the annual Administration, Shareholder Services and Distribution Plan fee of up to 0.25% of average daily net assets of Class A shares. THE PERFORMANCE OF CLASS D SHARES WILL BE GREATER THAN OR LESS THAN THE PERFORMANCE SHOWN FOR CLASS A SHARES, BASED ON THE DIFFERENCES IN SALES CHARGES AND FEES PAID BY SHAREHOLDERS. Performance data quoted represent changes in prices and assume that all distributions within the period are invested in additional shares. The investment return and principal value of an investment will fluctuate so that shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

================================================================================
SELIGMAN COMMON STOCK FUND
--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF 1995
GAIN DISTRIBUTION FOR
TAXABLE ACCOUNTS


The quarterly dividends paid to both Class A and Class D shareholders in 1995 are taxable as ordinary income for federal tax purposes. It makes no difference whether you received them in cash or in shares. Under the Internal Revenue Code, 63% of the dividend paid to both Class A and Class D shareholders has been designated as qualifying for the dividend received deduction available to corporate shareholders. In order to claim the dividend received deduction for this distribution, corporate shareholders must have held the Fund's shares for at least 46 days.

   A distribution of $0.944 per share, consisting of $0.867 from net long-term and $0.077 from net short-term gain realized on investments in 1995 was paid on December 27, 1995, to both Class A and D shareholders. The distribution from net long-term gain is designated as a "capital gain dividend" for federal income tax purposes and is taxable to shareholders in 1995 as a long-term gain from the sale of capital assets, no matter how long your shares have been owned or whether the distribution was paid in additional shares or cash. However, if shares on which a long-term capital gain distribution was received are subsequently sold, and such shares were held for six months or less from date of purchase, any loss would be treated as long-term to the extent it offsets the long-term gain distribution. Net short-term gain is taxable as ordinary income whether paid to you in cash or shares.

   If the distribution was paid in shares, the per share cost basis for federal income tax purposes is $14.04 for Class A shares and $14.01 for Class D shares.

   A year-end statement of account showing activity for 1995 and a combined Form 1099-DIV/B have been mailed to each shareholder. The Form 1099-B shows the proceeds of any redemptions paid to shareholders during the year and reported to the Internal Revenue Service as required by federal regulations. Form 1099-DIV shows the amount of the distribution from gain on investments paid during the year.

================================================================================
SELIGMAN COMMON STOCK FUND
--------------------------------------------------------------------------------


DIVERSIFICATION OF ASSETS December 31, 1995

                                                                                           PERCENT    PERCENT OF
                                                                                           OF NET     NET ASSETS
                                              ISSUES      COST              VALUE          ASSETS    DEC. 31, 1994
                                              ------  ------------      ------------      --------   -------------
NET CASH AND SHORT-TERM HOLDINGS ...........     1    $ 34,262,797      $ 34,262,797          5.2          2.1
                                               ---    ------------      ------------        -----        -----
COMMON STOCKS:
Advertising.................................     1       4,272,125         7,450,000          1.1          1.0
Aerospace/Defense...........................     2       9,468,688        11,833,125          1.8           --
Apparel and Textiles........................     2       7,427,053         8,045,313          1.2          1.0
Automotive and Related......................     4       8,289,508        10,860,566          1.6          1.3
Chemicals...................................     6      13,351,544        21,124,432          3.2          6.7
Computers and Business Services ............    --              --                --           --          3.2
Construction................................     1       3,606,295         4,062,500          0.6           --
Consumer Goods and Services.................    12      33,572,005        60,302,018          9.1          9.4
Drugs and Health Care.......................     7      24,966,937        37,470,000          5.7          3.4
Electric and Gas Utilities..................     9      36,891,744        41,697,317          6.3          2.4
Electronics.................................     1       1,459,838         5,700,000          0.9          1.1
Energy......................................     9      31,743,516        49,473,019          7.5          7.5
Finance and Insurance.......................    17      47,143,820        76,544,642         11.6         13.6
Food........................................     5      21,752,010        32,793,750          5.0          5.0
Industrial Equipment........................     5      13,712,786        22,162,936          3.3          2.8
Leisure and Entertainment...................     1         340,032           363,000          0.1           --
Machinery...................................    --              --                --           --          0.8
Office Equipment............................     1       3,099,900         7,050,000          1.1          0.9
Paper and Packaging.........................     4      11,912,945        15,676,762          2.4          3.0
Printing and Publishing.....................     5      15,620,034        18,561,350          2.8          1.3
Restaurant..................................     1       2,935,000         4,250,000          0.6          0.5
Retail Trade................................     9      35,818,500        35,226,875          5.3          5.6
Steel.......................................     2       4,223,950         4,083,750          0.6           --
Technology..................................     2       2,964,000         3,837,783          0.6           --
Telecommunications..........................     7      15,427,737        21,193,068          3.2          3.9
Telephone Utilities.........................     1       5,952,151         8,100,000          1.2           --
Tobacco.....................................     3      11,406,982        13,693,750          2.1          2.2
Transportation..............................     4       9,047,957        11,444,673          1.7          2.6
Miscellaneous/Diversified...................     5      18,357,250        24,186,438          3.7          5.5
                                               ---    ------------      ------------        -----        -----
                                               126     394,764,307       557,187,067         84.3         84.7
                                               ---    ------------      ------------        -----        -----
CONVERTIBLE BONDS ..........................    20      44,611,852        49,539,661          7.5          8.1
                                               ---    ------------      ------------        -----        -----
CONVERTIBLE PREFERRED STOCKS ...............     6      15,594,496        19,974,375          3.0          5.1
                                               ---    ------------      ------------        -----        -----

NET ASSETS .................................   153    $489,233,452      $660,963,900        100.0        100.0
                                               ===    ============      ============        =====        =====

================================================================================
SELIGMAN COMMON STOCK FUND
--------------------------------------------------------------------------------

LARGEST PORTFOLIO CHANGES*

DURING PAST THREE MONTHS
                                   PRINCIPAL AMOUNT
                                       OR SHARES
                                ------------------------

                                              HOLDINGS
ADDITIONS                         INCREASE    12/31/95
------------                     ----------- -----------
COMMON STOCKS
AON...........................    100,000shs.  100,000shs.
Central & South West..........    200,000      200,000
Frontier......................    150,000      150,000
General Signal................    150,000      150,000
International Paper...........    100,000      100,000
Olin..........................     40,000       40,000
Texaco........................     70,000       70,000
Unicom........................    300,000      300,000

CONVERTIBLE CORPORATE BONDS
Exide 2.90%, 12/15/2005....... $4,500,000   $4,500,000
The Pep Boys 4%, 9/1/1999.....  5,000,000    5,000,000


                                              HOLDINGS
REDUCTIONS                        DECREASE    12/31/95
--------------                   ----------- -----------
COMMON STOCKS
Abbott Laboratories...........     75,000shs.   75,000shs.
Aetna Life & Casualty.........     75,000           --
Chubb.........................     75,000           --
General Public Utilities......    200,000           --
International Business Machines    50,000           --
KeyCorp.......................    125,000           --
PacificCorp...................    200,000           --
SCE...........................    400,000           --

CONVERTIBLE PREFERRED STOCKS
Citicorp $5.375...............     25,000       25,000
Unisys $3.75..................    100,000           --

* Largest portfolio changes from previous quarter to current quarter are based on cost of purchases and proceeds from sales of securities.


MAJOR PORTFOLIO HOLDINGS

AT DECEMBER 31, 1995



SECURITY                                      VALUE
---------                                 ------------
General Electric........................   $12,600,000
Unicom..................................     9,825,000
Coca-Cola...............................     9,281,250
American International Group............     9,250,000
Royal Dutch Petroleum...................     9,173,125
Colgate-Palmolive.......................     8,781,250
PepsiCo.................................     8,381,250
Procter & Gamble........................     8,300,000
Kimberly-Clark..........................     8,275,000
Schering-Plough.........................     8,212,500

================================================================================
PORTFOLIO OF INVESTMENTS                                       December 31, 1995
--------------------------------------------------------------------------------
                                                           SHARES          VALUE
                                                           ------          -----

COMMON STOCKS   84.3%
ADVERTISING   1.1%
Omnicom Group
   Worldwide advertising agencies .................       200,000   $  7,450,000
                                                                    ------------
AEROSPACE/DEFENSE   1.8%
General Motors (Class H)
   Diversified aerospace
   manufacturer--missiles,
   satellites, and communication
   systems ........................................       125,000      6,140,625
United Technologies
   Jet engines, elevators, flight
   systems and automotive .........................        60,000      5,692,500
                                                                    ------------
                                                                      11,833,125
                                                                    ------------
APPAREL AND TEXTILES   1.2%
Liz Claiborne
   Designer and distributor of
   women's apparel ................................       150,000      4,162,500
Unifi
   Textile processor ..............................       175,000      3,882,813
                                                                    ------------
                                                                       8,045,313
                                                                    ------------
AUTOMOTIVE AND RELATED   1.6%
Autoliv (ADRs)*+
   Swedish supplier of safety
   restraint systems ..............................        35,000      2,047,500
Echlin
   Manufacturer of brakes and
   auto replacement parts .........................        75,000      2,737,500
Genuine Parts
   Retail and wholesale
   automotive parts ...............................       100,000      4,100,000
Volkswagen
   Manufacturer of automobiles ....................         5,900      1,975,566
                                                                    ------------
                                                                      10,860,566
                                                                    ------------
CHEMICALS   3.2%
Air Products and Chemicals
   Industrial gases and chemicals .................       100,000      5,275,000
Bayer AG
   Producer of specialty chemicals,
   pharmaceuticals, and plastics ..................         7,600      2,014,674
Crompton & Knowles
   Specialty chemicals and
   industrial machinery ...........................       200,000      2,650,000
Dow Chemical
   Diversified chemicals ..........................       100,000      7,037,500
European Vinyls
   Market leaders in PVC
   industry .......................................        45,300      1,174,758

                                                           SHARES          VALUE
                                                           ------          -----
Olin
   Chemicals, metals, and defense
   products .......................................        40,000   $  2,972,500
                                                                    ------------
                                                                      21,124,432
                                                                    ------------
CONSTRUCTION   0.6%
Sherwin-Williams
   Paints and allied products .....................       100,000      4,062,500
                                                                    ------------
CONSUMER GOODS AND SERVICES   9.1%
Adidas AG
   Sporting equipment, footware ...................        13,646        720,060
Allied Domecq
   International food, drink,
   and hospitality group ..........................       230,000      1,873,859
B.A.T. Industries
   UK financial services and
   tobacco company ................................       200,000      1,761,350
Christian Dior-ABSA
   Holding company for
   LVMH Moet Hennessy .............................        10,000      1,076,124
Coca-Cola
   Soft drinks; consumer products .................       125,000      9,281,250
Colgate-Palmolive
   Household and personal care
   products .......................................       125,000      8,781,250
Eastman Kodak
   Film, chemicals, and health care
   products .......................................       100,000      6,700,000
Gillette
   Personal care products .........................        75,000      3,909,375
International Flavors
   & Fragrances
   Developer and manufacturer of
   flavor and fragrance products ..................       100,000      4,800,000
PepsiCo
   Soft drinks, consumer
   products .......................................       150,000      8,381,250
Procter & Gamble
   Household and personal care
   products .......................................       100,000      8,300,000
Rubbermaid
   Manufacturer of plastic and
   rubber household products ......................       185,000      4,717,500
                                                                    ------------
                                                                      60,302,018
                                                                    ------------
DRUGS AND HEALTH CARE   5.7%
Abbott Laboratories
   Diversified health care
   products .......................................        75,000      3,131,250
American Home Products
   Pharmaceuticals, food, and
   housewares .....................................        40,000      3,880,000
Bard (C.R.)
   Hospital and surgical
   specialities ...................................       150,000      4,837,500

================================================================================
PORTFOLIO OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
                                                           SHARES          VALUE
                                                           ------          -----
DRUGS AND HEALTH CARE (continued)
Bausch & Lomb
   Sunglasses, eye care products ..................       185,000    $ 7,330,625
Bristol-Myers Squibb
   Health and personal care
   products .......................................        75,000      6,440,625
Mallinckrodt Group
   Health care products and
   specialty chemicals ............................       100,000      3,637,500
Schering-Plough
   Pharmaceuticals, health and
   personal care products .........................       150,000      8,212,500
                                                                    ------------
                                                                      37,470,000
                                                                    ------------
ELECTRIC AND GAS UTILITIES   6.3%
British Gas (ADRs)
   Major gas supplier in the UK ...................        30,000      1,170,000
Central & South West
   Electric utility ...............................       200,000      5,575,000
Empresa Nacional de Electricdad
   (ADRs)
   Spanish electric utility .......................        50,000      2,862,500
FPL Group
   Electric power .................................       160,000      7,420,000
Hong Kong Electric
   Regional natural gas producer
   and distributor ................................     1,800,000      5,901,067
Huaneng Power International
   (ADRs)*
   Flagship power company of China ................        60,000        862,500
Southern Company
   Electric power .................................       150,000      3,693,750
Unicom
   Electric utility ...............................       300,000      9,825,000
Williams Cos ......................................
   Oil and gas, production and
   pipeline .......................................       100,000      4,387,500
                                                                    ------------
                                                                      41,697,317
                                                                    ------------
ELECTRONICS   0.9%
Motorola
   Semiconductors and
   communications equipment .......................       100,000      5,700,000
                                                                    ------------
ENERGY   7.5%
Anadarko Petroleum
   Oil and gas exploration,
   development, and production ....................        82,000      4,438,250
Atlantic Richfield
   Integrated oil enterprise ......................        50,000      5,537,500
Enron
   Pipeline exploration and
   production .....................................       150,000      5,718,750
Mobil
   International oil enterprise ...................        50,000      5,600,000
Panhandle Eastern
   Oil and gas, production and
   pipelines ......................................       200,000      5,575,000

                                                           SHARES          VALUE
                                                           ------          -----
Royal Dutch Petroleum
   International oil services .....................        65,000    $ 9,173,125
Schlumberger
   Worldwide energy enterprise ....................       100,000      6,925,000
Texaco
   International oil company ......................        70,000      5,495,000
Total SA (Class B)
   International oil enterprise ...................        15,000      1,010,394
                                                                    ------------
                                                                      49,473,019
                                                                    ------------
FINANCE AND INSURANCE  11.6%
Ahmanson (H.F.)
   Owner of the largest savings
   institution in the US ..........................       150,000      3,975,000
American International Group
   International insurance holding
   company ........................................       100,000      9,250,000
AON
   Accident, health, and life
   insurance ......................................       100,000      4,987,500
Banco de Santander (ADSs)
   Retail banking, financial, and
   financial investment services ..................        50,000      2,501,951
Bank of New York
   Commercial bank ................................       150,000      7,312,500
Bankers Trust
   Commercial bank ................................       100,000      6,643,750
Federal National Mortgage
   Association
   Mortgage financing .............................        50,000      6,206,250
General Re
   Reinsurance company ............................        50,000      7,750,000
Great Western Financial
   Savings and loan in California
   and Florida ....................................       150,000      3,825,000
Grupo Financiero Banamex
   Accival (Class B)
   Insurance and banking group ....................       551,000        918,214
Household International
   Consumer loans, credit cards,
   equity loans, and life insurance ...............        50,000      2,953,125
Internationale Nederlanden Bank
   Dutch finance company ..........................        38,950      2,596,667
MBNA
   Issuer of bank credit cards ....................       100,000      3,687,500
Morgan (J. P.)
   Commercial and wholesale
   banking based in New York ......................        90,000      7,222,500
National Australia Bank (ADRs)
   Commercial bank ................................        50,000      2,262,500
St. Paul Companies
   Property and casualty insurance ................        60,000      3,337,500
Societe Generale
   Provider of full banking and
   financial services .............................         9,040      1,114,685
                                                                    ------------
                                                                      76,544,642
                                                                    ------------

================================================================================
                                                               December 31, 1995
--------------------------------------------------------------------------------

                                                           SHARES          VALUE
                                                           ------          -----
FOOD   5.0%
Campbell Soup
   Canned soup and other food
   products .......................................       100,000    $ 6,000,000
ConAgra
   Prepared foods and agricultural
   products .......................................       150,000      6,187,500
CPC International
   International food processor ...................       100,000      6,862,500
General Mills
   Consumer foods and
   restaurants ....................................       100,000      5,775,000
Sara Lee
   Processed foods, consumer
   products .......................................       250,000      7,968,750
                                                                    ------------
                                                                      32,793,750
                                                                    ------------
INDUSTRIAL EQUIPMENT   3.3%
BTR
   Global company that
   manufactures a broad range
   of industrial goods ............................       320,000      1,633,788
Emerson Electric
   Electric motors, hand-held tools,
   and miscellaneous electric
   equipment ......................................        50,000      4,084,375
General Electric
   Electrical equipment ...........................       175,000     12,600,000
Mannesmann
   Plant and machinery construction,
   trading, automotive technology .................         4,000      1,271,145
Pacific Dunlop
   Diversified manufacturing
   company ........................................     1,100,000      2,573,628
                                                                    ------------
                                                                      22,162,936
                                                                    ------------
LEISURE/ENTERTAINMENT   0.1%
Mandarin Oriental
   Owner and operator of major
   hotels throughout Asia .........................       300,000        363,000
                                                                    ------------
OFFICE EQUIPMENT   1.1%
Pitney Bowes
   Postage meters, office
   equipment ......................................       150,000      7,050,000
                                                                    ------------
PAPER AND PACKAGING   2.4%
Bowater
   Newsprint and coated-paper
   manufacturer ...................................        75,000      2,662,500
International Paper
   Paper and paper products,
   specialty products, wood and
   timber .........................................       100,000      3,781,250
Kimberly-Clark
   Consumer paper products,
   newsprint ......................................       100,000      8,275,000

                                                           SHARES          VALUE
                                                           ------          -----
Stora Kopparbergs (Class B)
   Manufacturer of forestry
   products .......................................        80,000    $   958,012
                                                                    ------------
                                                                      15,676,762
                                                                    ------------
PRINTING AND PUBLISHING   2.8%
Donnelley (R.R.)
   Printer and computer services ..................       100,000      3,937,500
Knight-Ridder Newspapers
   Newspapers, business
   information services ...........................       100,000      6,250,000
Reader's Digest (Class A)
   Publisher of periodicals, books,
   videos, and records ............................        70,000      3,587,500
Reed Elsevier
   Global printer and publisher
   of professional trade journals
   and magazines ..................................       130,000      1,730,100
Tribune
   Book publishing, newsprint
   operations .....................................        50,000      3,056,250
                                                                    ------------
                                                                      18,561,350
                                                                    ------------
RESTAURANT   0.6%
Wendy's International
   Fast food restaurant ...........................       200,000      4,250,000
                                                                    ------------
RETAIL TRADE   5.3%
American Stores
   Food retailer ..................................       200,000      5,350,000
Dillard Department Stores
   Major department store chain ...................       100,000      2,850,000
Kmart
   Discount department stores .....................       300,000      2,175,000
Limited
   Women's apparel stores .........................       150,000      2,606,250
May Department Stores
   Large department store chain ...................       155,000      6,548,750
Nordstrom
   Department stores ..............................       125,000      5,046,875
Sears, Roebuck
   Large retail store .............................       100,000      3,900,000
Wal-Mart
   Discount retail chain ..........................       200,000      4,475,000
Woolworth
   Discount and variety retailer ..................       175,000      2,275,000
                                                                    ------------
                                                                      35,226,875
                                                                    ------------
STEEL   0.6%
Nucor
   Mini-mill steel production .....................        60,000      3,427,500
Pohang Iron & Steel (ADRs)
   A leading Korean steel
   manufacturer ...................................        30,000        656,250
                                                                    ------------
                                                                       4,083,750
                                                                    ------------

================================================================================
PORTFOLIO OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

                                                           SHARES          VALUE
                                                           ------          -----
TECHNOLOGY   0.6%
Cray Research
   Scientific computer software ...................       100,000     $2,475,000
Olivetti
   PCs, minicomputers,
   workstations, and peripherals ..................       119,500      1,362,783
                                                                    ------------
                                                                       3,837,783
                                                                    ------------
TELECOMMUNICATIONS   3.2%
Alcatel Alsthom
   Communication systems,
   energy, transportation .........................        17,000      1,462,835
ALLTEL
   Telecommunications/data
   processing services ............................       250,000      7,375,000
American Telephone
   & Telegraph
   International and domestic
   telecommunications services ....................        75,000      4,856,250
Frontier
   Telephone utility ..............................       150,000      4,471,875
Indosat (ADRs)
   International telecommunications
   to the Indonesian market .......................        13,100        478,150
Tele Danmark (ADSs)
   Domestic international
   phone service ..................................        70,000      1,933,750
Telecom Italia-Di Risp
   Telecommunications services
   in Italy .......................................       585,000        615,208
                                                                    ------------
                                                                      21,193,068
                                                                    ------------
TELEPHONE UTILITIES   1.2%
NYNEX
   Telephone utility and
   publishing .....................................       150,000      8,100,000
                                                                    ------------
TOBACCO   2.1%
Philip Morris
   Tobacco, food, and beverage
   manufacturer ...................................        75,000      6,787,500
Schweitzer-Mauduit International
   Manufacturer of tobacco
   products .......................................        10,000        231,250
UST Inc.
   Tobacco and beverages ..........................       200,000      6,675,000
                                                                    ------------
                                                                      13,693,750
                                                                    ------------
TRANSPORTATION   1.7%
British Airways (ADRs)
   International airline ..........................        21,000      1,504,125
Caliber System
   Logistics and trucking .........................       108,400      5,284,500

                                                        SHARES OR
                                                        PRIN.AMT.          VALUE
                                                        ---------          -----
Conrail
   Major freight railroad services ................        50,000shs.$ 3,500,000
Jurong Shipyard
   A leading ship repair company
   in Singapore ...................................       150,000      1,156,048
                                                                    ------------
                                                                      11,444,673
                                                                    ------------
MISCELLANEOUS/DIVERSIFIED   3.7%
Corning (Delaware)
   Specialty glass products .......................       200,000      6,400,000
Dover
   Elevators; petroleum equipment,
   industrial products ............................       100,000      3,687,500
General Signal
   Control instruments ............................       150,000      4,856,250
Minnesota Mining
   & Manufacturing
   Consumer and industrial goods
   and services ...................................        50,000      3,312,500
Tenneco
   Natural gas pipelines;
   shipbuilding; auto parts;
   chemicals; plastic packaging ...................       119,500      5,930,188
                                                                    ------------
                                                                      24,186,438
                                                                    ------------
TOTAL COMMON STOCKS
   (Cost $394,764,307)                                               557,187,067
                                                                    ------------
CONVERTIBLE BONDS   7.5%
AUTOMOTIVE   0.5%
Exide 2%, 12/15/2005 ..............................    $4,500,000     $3,251,250
                                                                    ------------
BIOTECHNOLOGY   0.4%
Genzyme
   6 3/4%, 10/1/2001+ .............................     2,000,000      2,485,000
                                                                    ------------
INSURANCE   0.7%
AXA 6%, 1/1/2001 ..................................     4,497,500++    1,204,237
Horace Mann
   4%, 12/1/1999 ..................................     2,000,000      2,075,000
Liberty Life International
   6 1/2%, 9/30/2004 ..............................     1,000,000      1,315,000
                                                                    ------------
                                                                       4,594,237
                                                                    ------------
LEISURE AND RELATED   0.3%
Bell Sports
   4 1/4%, 11/15/2000 .............................     2,500,000      1,750,000
                                                                    ------------
RETAIL TRADE   1.3%
Big B 6 1/2%, 3/15/2003 ...........................     2,000,000      1,995,000
Price 6 3/4%, 3/1/2001 ............................     2,000,000      2,032,500
The Pep Boys 4%, 9/1/2001 .........................     5,000,000      4,831,250
                                                                    ------------
                                                                       8,858,750
                                                                    ------------

================================================================================
                                                               December 31, 1995
--------------------------------------------------------------------------------

                                                        SHARES OR
                                                        PRIN.AMT.          VALUE
                                                        ---------          -----
TECHNOLOGY   1.8%
Bay Networks
   5 1/4%, 5/15/2003+ .............................   $ 3,500,000    $ 3,758,125
Conner Peripherals
   6 1/2%, 3/1/2002 ...............................     2,000,000      2,050,000
Data General
   7 3/4%, 6/1/2001 ...............................     3,000,000      2,970,000
EMC 4 1/4%, 1/1/2001 ..............................     3,000,000      2,985,000
                                                                    ------------
                                                                      11,763,125
                                                                    ------------
TRANSPORTATION   0.2%
Nippon Yusen
   2%, 9/29/2000...................................   140,000,000**    1,596,135
                                                                    ------------
MISCELLANEOUS/DIVERSIFIED  2.3%
Land and General Berhad
   4 1/2%, 7/26/2004 ..............................    $1,000,000      1,132,500
MascoTech
   4 1/2%, 12/15/2003 .............................     3,000,000      2,347,500
Teco Electric & Machinery
   2 3/4%, 4/15/2004 ..............................     1,500,000      1,175,625
Thermo Electron
   5%, 4/15/2001+ .................................     3,000,000      4,935,000
TNT Pacific Finance
   9%, 7/27/1998 ..................................     5,000,000+++   3,690,539
TriMas 5%, 8/1/2003 ...............................     2,000,000      1,960,000
                                                                    ------------
                                                                      15,241,164
                                                                    ------------
TOTAL CONVERTIBLE BONDS
   (Cost $44,611,852) .............................                   49,539,661
                                                                    ------------
CONVERTIBLE PREFERRED STOCKS   3.0%
FINANCE AND INSURANCE   1.5%
Alexander & Alexander
   (Series A) $3.625+ .............................       100,000 shs. 4,987,500
Citicorp $5.375+ ..................................        25,000      4,578,125
                                                                    ------------
                                                                       9,565,625
                                                                    ------------

                                                           SHARES          VALUE
                                                           ------          -----
PAPER   0.2%
International Paper $4.00 .........................        40,000   $  1,815,000
                                                                    ------------
TELECOMMUNICATIONS   0.4%
Mobile Telecommunications
   Technology $2.25+ ..............................        75,000      2,381,250
                                                                    ------------
TRANSPORTATION   0.9%
GATX $3.875 .......................................        70,000      4,025,000
Sea Containers $4.00 ..............................        50,000      2,187,500
                                                                    ------------
                                                                       6,212,500
                                                                    ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Cost $15,594,496) ..............................                   19,974,375
                                                                    ------------
SHORT-TERM HOLDINGS   4.5%
  (Cost $29,570,000) ..............................                   29,570,000
                                                                    ------------
TOTAL INVESTMENTS   99.3%
  (Cost $484,540,655) .............................                  656,271,103
OTHER ASSETS LESS
   LIABILITIES   0.7%  ............................                    4,692,797
                                                                    ------------
NET ASSETS   100.0%  ..............................                 $660,963,900
                                                                    ============

------------------
  *Non-income producing security.
  +Rule 144A security.
** Principal amount reported in Japanese yen.
++ Principal amount reported in Australian dollars.
+++Principal amount reported in French francs.
Descriptions of companies have not been audited by
  Deloitte & Touche LLP.
See notes to financial statements.

================================================================================
STATEMENT OF ASSETS AND LIABILITIES                            December 31, 1995
--------------------------------------------------------------------------------

ASSETS:
Investments, at value:
  Common stocks and convertible securities (cost $454,970,655).............        $626,701,103

  Short-term holdings (cost $29,570,000)...................................          29,570,000       $ 656,271,103
                                                                                   ------------
Cash.......................................................................                               1,778,284
Receivable for dividends and interest......................................                               2,465,350
Receivable for securities sold.............................................                               1,617,116
Receivable for Capital Stock sold..........................................                               1,330,278
Investment in, and expenses prepaid to, shareholder service agent..........                                  78,682
Other......................................................................                                 100,142
                                                                                                      -------------
Total Assets ..............................................................                             663,640,955
                                                                                                      -------------
LIABILITIES:
Payable for Capital Stock repurchased......................................                               1,418,419
Payable for securities purchased...........................................                                 366,250
Accrued expenses, taxes, and other.........................................                                 892,386
                                                                                                      -------------
Total Liabilities .........................................................                               2,677,055
                                                                                                      -------------
Net Assets  ...............................................................                           $ 660,963,900
                                                                                                      =============

COMPOSITION OF NET ASSETS:
Capital Stock, at par ($0.50 par value; 60,000,000 shares authorized; 46,595,866 shares outstanding):
  Class A..................................................................                           $  21,653,271
  Class D..................................................................                               1,644,662
Additional paid-in capital.................................................                             451,923,970
Undistributed net investment income........................................                                 537,697
Undistributed net realized gain............................................                              13,474,004
Net unrealized appreciation of investments.................................                             170,690,100
Net unrealized appreciation on translation of assets and liabilities
   denominated in foreign currencies ......................................                               1,040,196
                                                                                                      -------------
Net Assets ................................................................                           $ 660,963,900
                                                                                                      =============

NET ASSET VALUE PER SHARE:
Class A ($614,399,762 / 43,306,541 shares) ................................                                  $14.19
                                                                                                             ======
Class D ($46,564,138 / 3,289,325 shares) ..................................                                  $14.16
                                                                                                             ======

---------------------------

See notes to financial statements.

================================================================================
STATEMENT OF OPERATIONS                     For the Year Ended December 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends..................................................................       $  17,815,692
Interest...................................................................           3,258,459
Other income...............................................................              26,930
                                                                                  -------------
Total investment income (net of foreign taxes withheld of $206,101)........                         $    21,101,081
EXPENSES:
Management fee.............................................................           2,898,605
Distribution and service fees..............................................           1,642,682
Shareholder account services...............................................             910,778
Shareholder reports and communications.....................................              96,249
Auditing and legal fees....................................................              93,929
Registration...............................................................              79,094
Directors' fees and expenses...............................................              48,301
Shareholders' meeting......................................................              17,700
Miscellaneous..............................................................              49,037
                                                                                  -------------
Total expenses.............................................................                               5,836,375
                                                                                                    ---------------
Net investment income  ....................................................                              15,264,706
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain on investments...........................................          55,017,101
Net realized gain from foreign currency transactions.......................             225,127
Net change in unrealized appreciation of investments.......................          76,349,692
Net change in unrealized appreciation on translation of assets
   and liabilities denominated in foreign currencies.......................             351,103
                                                                                  -------------
Net gain on investments and foreign currency transactions .................                             131,943,023
                                                                                                    ---------------
Increase in net assets from operations ....................................                         $   147,207,729
                                                                                                    ===============

---------------------------
See notes to financial statements.

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        YEAR ENDED DECEMBER 31
                                                                                        ----------------------
                                                                                        1995               1994
                                                                                    ------------       ------------
OPERATIONS:
Net investment income........................................................       $ 15,264,706       $ 15,851,864
Net realized gain on investments.............................................         55,017,101         30,111,954
Net realized gain (loss) from foreign currency transactions..................            225,127           (289,137)
Net change in unrealized appreciation of investments.........................         76,349,692        (57,135,423)
Net change in unrealized appreciation on translation of assets and liabilities
   denominated in foreign currencies.........................................            351,103            689,093
                                                                                    ------------       ------------
Increase (decrease) in net assets from operations............................        147,207,729        (10,771,649)
                                                                                    ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
  Class A....................................................................        (14,964,866)       (15,015,753)
  Class D....................................................................           (491,306)          (210,878)
Net realized gain on investments:
  Class A....................................................................        (38,904,062)       (29,036,367)
  Class D....................................................................         (2,848,693)          (800,763)
                                                                                    ------------       ------------
Decrease in net assets from distributions....................................        (57,208,927)       (45,063,761)
                                                                                    ------------       ------------

                                                          SHARES
                                             --------------------------------
                                                  YEAR ENDED DECEMBER 31
                                             --------------------------------
CAPITAL SHARE TRANSACTIONS:                      1995                1994
                                             ------------        -------------
Net proceeds from sale of shares:
  Class A................................      2,595,379            1,534,694         35,934,717         20,075,350
  Class D................................      1,887,144              727,532         26,182,816          9,554,389
Investment of dividends:
  Class A................................        540,438              571,816          7,493,573          7,311,515
  Class D................................         29,748               15,530            415,449            195,397
Exchanged from associated Funds:
  Class A................................      2,312,459              626,214         33,357,990          8,186,930
  Class D................................        629,898               84,883          9,013,077          1,096,450
Shares issued in payment of gain distributions:
  Class A................................      1,917,613            1,662,319         26,922,726         19,980,400
  Class D................................        192,465               64,100          2,696,370            768,411
                                              ----------           ----------        -----------        -----------
Total....................................     10,105,144            5,287,088        142,016,718         67,168,842
                                              ----------           ----------        -----------        -----------
Cost of shares repurchased:
  Class A................................     (3,546,666)          (2,685,463)       (49,307,504)       (35,123,441)
  Class D................................       (213,657)             (68,351)        (2,986,437)          (883,908)
Exchanged into associated Funds:
  Class A................................     (2,672,563)            (622,475)       (37,994,566)        (8,190,671)
  Class D................................       (430,578)             (50,488)        (6,135,330)          (652,278)
                                              -----------          ------------      ------------       ------------

Total....................................     (6,863,464)          (3,426,777)       (96,423,837)       (44,850,298)
                                              ----------          -----------       ------------       ------------
Increase in net assets from capital
   share transactions ...................      3,241,680            1,860,311         45,592,881         22,318,544
                                              ----------           ----------       ------------       ------------


Increase (decrease) in net assets............................................        135,591,683        (33,516,866)
NET ASSETS:
Beginning of year............................................................        525,372,217        558,889,083
                                                                                    ------------        -----------
End of year (including undistributed net investment income of

   $537,697 and $740,106, respectively)......................................       $660,963,900      $525,372,217
                                                                                    ============      ============

---------------------------

See notes to financial statements.

================================================================================
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. Seligman Common Stock Fund, Inc. (the "Fund") offers two classes of shares. All shares existing prior to May 3, 1993, were classified as Class A shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a contingent deferred sales load ("CDSL") of 1% imposed on certain redemptions made within one year of purchase. The two classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required. 2. Significant accounting policies followed, all in conformity with generally accepted accounting principles, are given below:
          a. Investments in convertible securities and common stocks are valued at current market values or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Securities traded on national exchanges are valued at last sales prices or, in their absence and in the case of over-the-counter securities, a mean of bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost.
          b. The books and records of the Fund are maintained in U.S. dollars. The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing daily rate of exchange as reported by a pricing service. Purchases and sales of investment securities, income, and expenses are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The Fund separates that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolio. Similarly, the Fund separates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.
          c. There is no provision for federal income or excise tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.
          d. Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable and payable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis.
          e. All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.
          f. The treatment for financial statement purposes of distributions made during the year from net investment income or net realized gain may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or capital gain, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset value per share of the Fund.
3. Purchases  and  sales  of  portfolio   securities,   excluding   short-term
investments, for the year ended December 31, 1995, amounted to $267,509,167 and $286,886,421, respectively.
     At December 31, 1995, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities, including the effects of foreign currency translations, amounted to $183,685,407 and $11,954,959, respectively.
4. At December 31, 1995, the Fund owned short-term investments which matured in less than 7 days.
5. J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------
all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to a per annum percentage of the Fund's daily net assets. The management fee rate is calculated on a sliding scale of 0.50% to 0.44%, based on average daily net assets of all the investment companies managed by the Manager. The management fee for the year ended December 31, 1995, was equivalent to an annual rate of 0.48% of the average daily net assets of the Fund. Seligman Henderson Co. (the "Subadviser"), a 50% owned affiliate of the Manager, is entitled to a portion of the Manager's fee for acting as Subadviser for certain of the international investments of the Fund.
    Effective January 1, 1996, the management fee rate is 0.65% of the first $1 billion of the Fund's average daily net assets, 0.60% of the next $1 billion of average daily net assets and 0.55% of average daily net assets in excess of $2 billion.
    Seligman  Financial  Services,  Inc.  (the  "Distributor"),  agent  for  the distribution of Fund shares and an affiliate of the Manager, received concessions of $83,458 from sales of Class A shares, after commissions of $1,076,487 paid to dealers.
    The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to Class A shares under which service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the year ended December 31, 1995, fees incurred aggregated $1,357,375, or 0.24% per annum of the average daily net assets of Class A shares.
    The Fund has a Plan  with  respect  to Class D shares  under  which  service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the year ended December 31, 1995, fees paid amounted to $285,307, or 1% per annum of the average daily net assets of Class D shares.
    The Distributor is entitled to retain any CDSL imposed on certain redemptions occurring within one year of purchase. For the year ended December 31, 1995, such charges amounted to $8,440.
    Effective April 1, 1995, Seligman Services, Inc., an affiliate of the Manager, became eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the period ended December 31, 1995, Seligman Services, Inc. received commissions of $26,338 from sales of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $315,230, pursuant to the Plan.
    Seligman Data Corp., owned by the Fund and certain associated investment companies, charged the Fund at cost $910,622 for shareholder account services. The Fund's investment in Seligman Data Corp. is recorded at a cost of $22,506.
    Certain officers and directors of the Fund are officers or directors of the Manager, the Subadviser, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.
    Fees of $31,000 were incurred by the Fund for legal services of Sullivan & Cromwell, a member of which firm is a director of the Fund.
    The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Interest is accrued on the deferred balances. The annual cost of such fees and interest is included in directors' fees and expenses, and the accumulated balance thereof at December 31, 1995, of $162,065 is included in other liabilities. Deferred fees and the related accrued interest are not deductible for federal income tax purposes until such amounts are paid. 6. Class-specific expenses charged to Class A and Class D during the year ended December 31, 1995, which are included in the corresponding captions of the Statement of Operations, were as follows:
                                      CLASS A    CLASS D
                                    ----------  --------
Distribution and service fees.....  $1,357,375  $285,307
Registration......................      18,048     9,281
Shareholder reports and
   communications.................      15,190       708

================================================================================
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Fund's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Fund's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amounts.
    The total return based on net asset value measures the Fund's performance assuming investors purchased Fund shares at net asset value as of the beginning of the period, reinvested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Fund. The total returns for periods of less than one year are not annualized.

                                                                 CLASS A                            CLASS D
                                              ---------------------------------------------  -----------------------
                                                                                               YEAR ENDED    5/3/93*
                                                         YEAR ENDED DECEMBER 31                DECEMBER 31      TO
                                              ---------------------------------------------  --------------
                                               1995o    1994o     1993      1992     1991     1995o   1994o 12/31/93
                                              ------   ------    ------    ------   ------   ------  ------  -------
PER SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning
   of period.............................    $12.12    $13.47   $12.79    $12.54   $10.60   $12.07  $13.46   $13.29
                                             ------    ------   ------    ------   ------   ------  ------   ------
Net investment income....................       .36       .38      .39       .39      .40      .24     .22      .18
Net realized and unrealized
   investment gain (loss) ...............      3.00      (.64)    1.49       .95     2.72     3.00    (.66)    1.02
Net realized and unrealized gain
   on foreign currency transactions......       .01        --       --        --       --      .01      --       --
                                             ------    ------   ------    ------   ------   ------  ------   ------
Increase (decrease) from
   investment operations.................      3.37      (.26)    1.88      1.34     3.12     3.25    (.44)    1.20
Dividends paid...........................      (.36)     (.37)    (.38)     (.39)    (.40)    (.22)   (.23)    (.21)
Distributions from net gain
   realized..............................      (.94)     (.72)    (.82)     (.70)    (.78)    (.94)   (.72)    (.82)
                                             ------    ------   ------    ------   ------   ------  ------   ------
Net increase (decrease) in net
   asset value...........................      2.07     (1.35)     .68       .25     1.94     2.09   (1.39)     .17
                                             ------    ------   ------    ------   ------   ------  ------   ------
Net asset value, end of period...........    $14.19    $12.12   $13.47    $12.79   $12.54   $14.16  $12.07   $13.46
                                             ======    ======   ======    ======   ======   ======  ======   ======

TOTAL RETURN BASED
   ON NET ASSET VALUE ...................     28.17%    (1.89)%  14.86%    10.86%   29.93%   27.17%  (3.24)%   9.09%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets...........       .93%      .85%     .87%      .75%     .72%    1.72%   1.96%    2.02%+
Net investment income to
   average net assets....................      2.56%     2.93%    2.86%     3.00%    3.24%    1.80%   1.68%    1.83%+
Portfolio turnover.......................     46.08%    57.17%   54.37%    46.78%   47.60%   46.08%  57.17%   54.37%++
Net assets, end of period
   (000's omitted).......................   $614,400  $510,956  $553,222 $514,069 $494,858   $46,564$14,416  $5,667

--------------------
 *Commencement of offering of Class D shares.
 oPer share amounts for the years ended December 31, 1995 and 1994, are calculated based on average shares outstanding.
 +Annualized.
++For the year ended December 31, 1993.
See notes to financial statements.

================================================================================
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
THE BOARD OF DIRECTORS AND SHAREHOLDERS,
SELIGMAN COMMON STOCK FUND, INC.:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Seligman Common Stock Fund, Inc. as of December 31, 1995, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the Fund's custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Seligman Common Stock Fund, Inc. as of December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
New York, New York
February 2, 1996

================================================================================
SELIGMAN COMMON STOCK FUND
--------------------------------------------------------------------------------
PROXY RESULTS
Seligman Common Stock Fund Shareholders voted on the following proposals at the Special Meeting of Shareholders held on December 12, 1995, in New York, New
York. Each Director was elected, and all other proposals were approved. The description of each proposal and number of shares voted are as follows:
                                 FOR            AGAINST       NON-VOTE
                                 ---            -------       --------
Election of Directors:
   Fred E. Brown             28,157,098       1,034,406       14,971,714
   John R. Galvin            28,089,418       1,100,772       14,971,727
   Alice S. Ilchman          28,194,188         997,495       14,971,707
   Frank A. McPherson        28,078,655       1,105,623       14,971,727
   John E. Merow             28,216,081         977,206       14,971,704
   Betsy S. Michel           28,223,844         967,775       14,971,701
   William C. Morris         28,195,810         997,478       14,971,702
   James C. Pitney           28,065,410       1,127,877       14,971,703
   James Q. Riordan          28,150,338       1,034,742       14,971,712
   Ronald T. Schroeder       28,214,374         978,917       14,971,700
   Robert L. Shafer          28,209,518         983,601       14,971,699
   James N. Whitson          28,212,565         979,056       14,971,699
   Brian T. Zino             28,212,981         978,709       14,971,700

                                                                 FOR          AGAINST        ABSTAIN       NON-VOTE
                                                               -----       ----------     ----------   ------------
Ratification of Deloitte & Touche LLP as independent auditors:27,869,116       275,803      1,048,373     14,971,698
Approval of amendment to the Management Agreement to
   increase management fee payable by the Fund:               20,614,579     6,894,426      1,684,288     14,971,698
Approval of amendment to the Subadvisory Agreement to
   increase the subadvisory fee payable by J. & W. Seligman
   & Co. Incorporated:                                        20,754,669     6,652,279      1,786,345     14,971,697
Approval of amendment of Fund's fundamental investment
   policy to increase the amount that may be borrowed to 15%
   of the market value of the Fund's total assets:            23,212,314     4,400,446      1,580,531     14,971,699
Approval of amendment of Fund's fundamental investment
   policy to permit mortgaging or pledging of its assets:     22,990,944     4,394,990      1,811,358     14,987,698
Approval of amendment of Fund's fundamental investment
   policy with respect to investment in real estate investment
   trusts:                                                    24,513,910     3,123,350      1,556,033     14,971,698

================================================================================
BOARD OF DIRECTORS
--------------------------------------------------------------------------------


FRED E. BROWN
DIRECTOR AND CONSULTANT,
  J. & W. Seligman & Co. Incorporated

JOHN R. GALVIN 2, 4
DEAN, Fletcher School of Law and
  Diplomacy at Tufts University
DIRECTOR, USLIFE Corporation

ALICE S. ILCHMAN 3, 4
PRESIDENT, Sarah Lawrence College
TRUSTEE, Committee for Economic Development
DIRECTOR, NYNEX
CHAIRMAN, The Rockefeller Foundation

FRANK A. MCPHERSON 2, 4
CHAIRMAN AND CEO, Kerr-McGee Corporation
DIRECTOR, Kimberly-Clark Corporation
DIRECTOR, Baptist Medical Center

JOHN E. MEROW
PARTNER, Sullivan & Cromwell, Law Firm
DIRECTOR, Commonwealth Aluminum Corporation

BETSY S. MICHEL 2, 4
DIRECTOR OR TRUSTEE,
  Various Organizations

WILLIAM C. MORRIS 1
CHAIRMAN
CHAIRMAN OF THE BOARD AND PRESIDENT,
  J. & W. Seligman & Co. Incorporated
CHAIRMAN, Carbo Ceramics Inc.
DIRECTOR, Kerr-McGee Corporation

JAMES C. PITNEY 3, 4
PARTNER, Pitney, Hardin, Kipp & Szuch, Law Firm
DIRECTOR, Public Service Enterprise Group

JAMES Q. RIORDAN 3, 4
DIRECTOR, The Brooklyn Union Gas Company
TRUSTEE, Committee for Economic Development
DIRECTOR, Dow Jones & Co., Inc.
DIRECTOR, Public Broadcasting Service

RONALD T. SCHROEDER 1
MANAGING DIRECTOR, J. & W. Seligman & Co. Incorporated

ROBERT L. SHAFER 3, 4
VICE PRESIDENT, Pfizer Inc.
DIRECTOR, USLIFE Corporation

JAMES N. WHITSON 2, 4
EXECUTIVE VICE PRESIDENT AND DIRECTOR,
  Sammons Enterprises, Inc.
DIRECTOR, C-SPAN
DIRECTOR, Red Man Pipe and Supply Company

BRIAN T. ZINO 1
PRESIDENT
MANAGING DIRECTOR, J. & W. Seligman & Co. Incorporated


----------------------
Member:
1 Executive Committee
2 Audit Committee
3 Director Nominating Committee
4 Board Operations Committee

================================================================================
EXECUTIVE OFFICERS
--------------------------------------------------------------------------------
WILLIAM C. MORRIS
CHAIRMAN

BRIAN T. ZINO
PRESIDENT

CHARLES C. SMITH, JR.
VICE PRESIDENT

LAWRENCE P. VOGEL
VICE PRESIDENT

THOMAS G. ROSE
TREASURER

FRANK J. NASTA
SECRETARY


MANAGER
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, NY 10017

SUBADVISER
Seligman Henderson Co.
100 Park Avenue
New York, NY 10017

GENERAL COUNSEL
Sullivan & Cromwell

INDEPENDENT AUDITORS
Deloitte & Touche LLP

GENERAL DISTRIBUTOR
Seligman Financial Services, Inc.
100 Park Avenue
New York, NY 10017

SHAREHOLDER SERVICE AGENT
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

IMPORTANT TELEPHONE NUMBERS
(800) 221-2450  SHAREHOLDER SERVICES

(800) 445-1777  RETIREMENT PLAN
                SERVICES

(800) 622-4597  24-HOUR AUTOMATED
                TELEPHONE ACCESS
                SERVICE